Earnings Per Share - Narrative (Details) - shares		2 Months Ended
	Aug. 17, 2020	Mar. 04, 2021	Dec. 31, 2020	Dec. 31, 2019
OP Units | Netstreit, L.P. (The Operating Partnership)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Units outstanding (in shares)			1,751,882	4,449,019
Common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Units converted (in shares)	255,268
Common stock | Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Units converted (in shares)		182,418